Employee Benefits Expense (Details) - Schedule of Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Service [Member]
Employee Benefits Expense (Details) - Schedule of Consolidated Statements of Comprehensive Loss [Line Items]
Compensation and benefits	$ 505
Share-based compensation
Token-based compensation
Total	505
Research and development [Member]
Employee Benefits Expense (Details) - Schedule of Consolidated Statements of Comprehensive Loss [Line Items]
Compensation and benefits	2,053	2,159	1,286
Share-based compensation	400	2	1,105
Token-based compensation	166	125	262
Total	2,619	2,286	2,653
Sales and Marketing [Member]
Employee Benefits Expense (Details) - Schedule of Consolidated Statements of Comprehensive Loss [Line Items]
Compensation and benefits	1,735	1,160	677
Share-based compensation	443	1,022	2,809
Token-based compensation	268	435	177
Total	2,446	2,617	3,663
General and administration [Member]
Employee Benefits Expense (Details) - Schedule of Consolidated Statements of Comprehensive Loss [Line Items]
Compensation and benefits	5,669	6,493	5,072
Share-based compensation	1,882	111	6,985
Token-based compensation	464	817	6,175
Total	$ 8,015	$ 7,421	$ 18,232